Note 15 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

15. Common Stock and Additional Paid-In Capital:

(a) Common Stock: During each of the years ended December 31, 2020 and 2021, the Company issued 598,400 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 3). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the year ended December 31, 2021.

On July 6, 2016, the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the years ended December 31, 2019, 2020 and 2021, the Company issued 3,187,051 shares, 2,429,542 shares and 1,226,066 shares, respectively, at par value of $0.0001 to its common stockholders, at an average price of $5.8056 per share, $5.6732 per share and $10.3223 per share, respectively.

On July 25, 2019, 2,883,015 shares of common stock at par value of $0.0001 were issued pursuant to the Share Purchase Agreement with York (Note 10).

On November 30, 2021, the Company approved a share repurchase program of up to a maximum $150,000 of its common shares and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion.

As of December 31, 2021, the aggregate issued share capital was 123,985,104 common shares at par value of $0.0001.

(b) Preferred Stock: During the year ended December 31, 2020, the Company repurchased and retired 95,574 preferred shares of all classes in the aggregate, at an average price of $17.63 per share. The face value of the preferred shares was cleared from Additional Paid-in Capital while the gain from this transaction, resulting as the difference between the fair value of the consideration paid and the carrying value of the preferred stock, was posted to retained earnings and added to net income to arrive at income available to common stockholders in the calculation of the earnings per share for the period (Note 16).

(c) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015, December 2016, May 2017 and January 2018 and the net proceeds received from the issuance of such shares excluding the shares bought back during the year ended December 31, 2020, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note 3) and (iv) the difference between the par value of the shares issued under the Plan.

(d) Dividends declared and / or paid: During the year ended December 31, 2020, the Company declared and paid to its common stockholders $0.10 per common share and, after accounting for shareholders participating in the Plan, the Company paid (i) $6,762 in cash and issued 649,928 shares pursuant to the Plan for the fourth quarter of 2019, (ii) $9,061 in cash and issued 637,516 shares pursuant to the Plan for the first quarter of 2020, (iii) $9,249 in cash and issued 625,529 shares pursuant to the Plan for the second quarter of 2020 and (iv) $9,273 in cash and issued 516,569 shares pursuant to the Plan for the third quarter of 2020. During the fourth quarter of 2020 and the first quarter of 2021, the Company declared and paid to its common stockholders $0.10 per common share, and, after accounting for shareholders participating in the Plan, the Company paid (i) $9,342 in cash and issued 362,866 shares pursuant to the Plan for the fourth quarter of 2020 and (ii) $9,360 in cash and issued 275,457 shares pursuant to the Plan for the first quarter of 2021. During the second and third quarters of 2021, the Company declared and paid $0.115 per common share to its common stockholders and, after accounting for shareholders participating in the Plan, the Company paid (iii) $10,755 in cash and issued 322,274 shares pursuant to the Plan for the second quarter of 2021 and (iv) $10,738 in cash and issued 265,469 shares pursuant to the Plan for the third quarter of 2021.

During the year ended December 31, 2020, the Company declared and paid to its holders of Series B Preferred Stock (i) $953, or $0.476563 per share for the period from October 15, 2019 to January 14, 2020, (ii) $946, or $0.476563 per share for the period from January 15, 2020 to April 14, 2020 (iii) $939, or $0.476563 per share for the period from April 15, 2020 to July 14, 2020 and (iv) $939, or $0.476563 per share for the period from July 15, 2020 to October 14, 2020. During the year ended December 31, 2021, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share, for the period from October 15, 2020 to January 14, 2021 and (ii) $939, or $0.476563 per share, for the period from January 15, 2021 to April 14, 2021, (iii) $939, or $0.476563 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $939, or $0.476563 per share for the period from July 15, 2021 to October 14, 2021.

During the year ended December 31, 2020, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,125, or $0.531250 per share for the period from October 15, 2019 to January 14, 2020, (ii) $2,111, or $0.531250 per share for the period from January 15, 2020 to April 14, 2020, (iii) $2,111, or $0.531250 per share for the period from April 15, 2020 to July 14, 2020 and (iv) $2,111, or $0.531250 per share for the period from July 15, 2020 to October 14, 2020. During the year ended December 31, 2021, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share, for the period from October 15, 2020 to January 14, 2021, (ii) $2,111, or $0.531250 per share, for the period from January 15, 2021 to April 14, 2021, (iii) $2,111, or $0.531250 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,111, or $0.531250 per share for the period from July 15, 2021 to October 14, 2021.

During the year ended December 31, 2020, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,188, or $0.546875 per share for the period from October 15, 2019 to January 14, 2020, (ii) $2,180, or $0.546875 per share for the period from January 15, 2020 to April 14, 2020, (iii) $2,180, or $0.546875 per share for the period from April 15, 2020 to July 14, 2020 and (iv) $2,180, or $0.546875 per share for the period July 15, 2020 to October 14, 2020. During the year ended December 31, 2021, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share, for the period from October 15, 2020 to January 14, 2021, (ii) $2,180, or $0.546875, per share for the period from January 15, 2021 to April 14, 2021, (iii) $2,180, or $0.546875 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,180, or $0.546875 per share for the period July 15, 2021 to October 14, 2021.

During the year ended December 31, 2020, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,551, or $0.554688 per share for the period from October 15, 2019 to January 14, 2020, (ii) $2,537, or $0.554688 per share for the period from January 15, 2020 to April 14, 2020, (iii) $2,537, or $0.554688 per share for the period from April 15, 2020 to July 14, 2020 and (iv) $2,537 or $0.554688 per share for the period from July 15, 2020 to October 14, 2020. During the year ended December 31, 2021, the Company declared and paid to its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share, for the period from October 15, 2020 to January 14, 2021, (ii) $2,537, or $0.554688 per share, for the period from January 15, 2021 to April 14, 2021, (iii) $2,537, or $0.554688 per share, for the period from April 15, 2021 to July 14, 2021 and (iv) $2,537, or $0.554688 per share for the period from July 15, 2021 to October 14, 2021.